Distribution Date:	08/12/26	GS Mortgage Securities Trust 2020-GSA2
Determination Date:	08/06/26
Next Distribution Date:	09/14/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2020-GSA2

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	3		Attention: Scott Epperson	(212) 902-1000	scott.epperson@gs.com; gs-
					refgsecuritization@gs.com
Certificate Interest Reconciliation Detail	4		200 West Street | New York, NY 10282 | United States
Additional Information	5	Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Bond / Collateral Reconciliation - Cash Flows	6		Association
			Executive Vice President - Division Head	(913) 253-9000	NoticeAdmin@midlandls.com
Bond / Collateral Reconciliation - Balances	7
			10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	LNR Partners, LLC
Mortgage Loan Detail (Part 1)	13-14		Heather Bennett and Job Warshaw		hbennett@starwood.com; jwarshaw@lnrpartners.com
Mortgage Loan Detail (Part 2)	15-16				and lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Principal Prepayment Detail	17
		Operating Advisor & Asset	Pentalpha Surveillance LLC
Historical Detail	18	Representations Reviewer
Delinquency Loan Detail	19		Attention: Transaction Manager		notices@pentalphasurveillance.com
Collateral Stratification and Historical Detail	20		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 1	21		Bank, N.A.
Specially Serviced Loan Detail - Part 2	22		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Modified Loan Detail	23
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	36264KAR1	0.468000%	17,052,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	36264KAS9	1.295000%	10,429,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	36264KAT7	1.560000%	13,754,000.00	3,918,948.53	0.00	5,094.63	0.00	0.00	5,094.63	3,918,948.53	31.90%	30.00%
A-4	36264KAU4	1.721000%	159,000,000.00	159,000,000.00	0.00	228,032.50	0.00	0.00	228,032.50	159,000,000.00	31.90%	30.00%
A-5	36264KAV2	2.012000%	322,296,000.00	322,296,000.00	0.00	540,382.96	0.00	0.00	540,382.96	322,296,000.00	31.90%	30.00%
A-AB	36264KAW0	1.662000%	32,358,000.00	22,978,560.74	582,156.14	31,825.31	0.00	0.00	613,981.45	22,396,404.60	31.90%	30.00%
A-S	36264KAZ3	2.224000%	57,471,000.00	57,471,000.00	0.00	106,512.92	0.00	0.00	106,512.92	57,471,000.00	24.19%	22.75%
B	36264KBA7	2.340000%	35,671,000.00	35,671,000.00	0.00	69,558.45	0.00	0.00	69,558.45	35,671,000.00	19.41%	18.25%
C	36264KBB5	2.989000%	37,653,000.00	37,653,000.00	0.00	93,787.35	0.00	0.00	93,787.35	37,653,000.00	14.36%	13.50%
D	36264KBD1	2.250000%	26,754,000.00	26,754,000.00	0.00	50,163.75	0.00	0.00	50,163.75	26,754,000.00	10.77%	10.13%
E	36264KAD2	2.250000%	19,817,000.00	19,817,000.00	0.00	37,156.88	0.00	0.00	37,156.88	19,817,000.00	8.11%	7.63%
F	36264KAF7	3.699700%	19,818,000.00	19,818,000.00	0.00	61,100.54	0.00	0.00	61,100.54	19,818,000.00	5.45%	5.13%
G-RR	36264KAH3	3.699700%	7,927,000.00	7,927,000.00	0.00	24,439.60	0.00	0.00	24,439.60	7,927,000.00	4.39%	4.13%
H-RR	36264KAK6	3.699700%	32,699,123.00	32,699,123.00	0.00	97,300.37	0.00	0.00	97,300.37	32,699,123.00	0.00%	0.00%
RR Certificates	36264KAP5	3.699700%	11,009,350.00	10,360,822.73	8,085.24	31,894.48	0.00	0.00	39,979.72	10,352,737.49	0.00%	0.00%
RR Interest	N/A	3.699700%	22,622,314.00	21,289,702.39	16,613.77	65,537.65	0.00	0.00	82,151.42	21,273,088.62	0.00%	0.00%
S	36264KBE9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	36264KAM2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			826,330,787.00	777,654,157.39	606,855.15	1,442,787.39	0.00	0.00	2,049,642.54	777,047,302.24

X-A	36264KAX8	1.765306%	612,360,000.00	565,664,509.26	0.00	832,142.38	0.00	0.00	832,142.38	565,082,353.13
X-B	36264KAY6	1.026428%	73,324,000.00	73,324,000.00	0.00	62,718.19	0.00	0.00	62,718.19	73,324,000.00
X-D	36264KAB6	1.449700%	46,571,000.00	46,571,000.00	0.00	56,261.64	0.00	0.00	56,261.64	46,571,000.00
Notional SubTotal			732,255,000.00	685,559,509.26	0.00	951,122.21	0.00	0.00	951,122.21	684,977,353.13

Deal Distribution Total					606,855.15	2,393,909.60	0.00	0.00	3,000,764.75

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	36264KAR1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	36264KAS9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	36264KAT7	284.93154937	0.00000000	0.37041079	0.00000000	0.00000000	0.00000000	0.00000000	0.37041079	284.93154937
A-4	36264KAU4	1,000.00000000	0.00000000	1.43416667	0.00000000	0.00000000	0.00000000	0.00000000	1.43416667	1,000.00000000
A-5	36264KAV2	1,000.00000000	0.00000000	1.67666667	0.00000000	0.00000000	0.00000000	0.00000000	1.67666667	1,000.00000000
A-AB	36264KAW0	710.13538352	17.99110390	0.98353761	0.00000000	0.00000000	0.00000000	0.00000000	18.97464151	692.14427962
A-S	36264KAZ3	1,000.00000000	0.00000000	1.85333333	0.00000000	0.00000000	0.00000000	0.00000000	1.85333333	1,000.00000000
B	36264KBA7	1,000.00000000	0.00000000	1.95000000	0.00000000	0.00000000	0.00000000	0.00000000	1.95000000	1,000.00000000
C	36264KBB5	1,000.00000000	0.00000000	2.49083340	0.00000000	0.00000000	0.00000000	0.00000000	2.49083340	1,000.00000000
D	36264KBD1	1,000.00000000	0.00000000	1.87500000	0.00000000	0.00000000	0.00000000	0.00000000	1.87500000	1,000.00000000
E	36264KAD2	1,000.00000000	0.00000000	1.87500025	0.00000000	0.00000000	0.00000000	0.00000000	1.87500025	1,000.00000000
F	36264KAF7	1,000.00000000	0.00000000	3.08308306	0.00000000	0.00000000	0.00000000	0.00000000	3.08308306	1,000.00000000
G-RR	36264KAH3	1,000.00000000	0.00000000	3.08308313	0.00000000	0.00000000	0.00000000	0.00000000	3.08308313	1,000.00000000
H-RR	36264KAK6	1,000.00000000	0.00000000	2.97562629	0.10745670	3.23880858	0.00000000	0.00000000	2.97562629	1,000.00000000
RR Certificates	36264KAP5	941.09304637	0.73439758	2.89703570	0.00443260	0.13360462	0.00000000	0.00000000	3.63143328	940.35864878
RR Interest	N/A	941.09304601	0.73439746	2.89703564	0.00443279	0.13360304	0.00000000	0.00000000	3.63143311	940.35864854
S	36264KBE9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	36264KAM2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	36264KAX8	923.74503439	0.00000000	1.35891041	0.00000000	0.00000000	0.00000000	0.00000000	1.35891041	922.79435811
X-B	36264KAY6	1,000.00000000	0.00000000	0.85535691	0.00000000	0.00000000	0.00000000	0.00000000	0.85535691	1,000.00000000
X-D	36264KAB6	1,000.00000000	0.00000000	1.20808314	0.00000000	0.00000000	0.00000000	0.00000000	1.20808314	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	07/01/26 - 07/30/26	30	0.00	5,094.63	0.00	5,094.63	0.00	0.00	0.00	5,094.63	0.00
A-4	07/01/26 - 07/30/26	30	0.00	228,032.50	0.00	228,032.50	0.00	0.00	0.00	228,032.50	0.00
A-5	07/01/26 - 07/30/26	30	0.00	540,382.96	0.00	540,382.96	0.00	0.00	0.00	540,382.96	0.00
A-AB	07/01/26 - 07/30/26	30	0.00	31,825.31	0.00	31,825.31	0.00	0.00	0.00	31,825.31	0.00
X-A	07/01/26 - 07/30/26	30	0.00	832,142.38	0.00	832,142.38	0.00	0.00	0.00	832,142.38	0.00
X-B	07/01/26 - 07/30/26	30	0.00	62,718.19	0.00	62,718.19	0.00	0.00	0.00	62,718.19	0.00
A-S	07/01/26 - 07/30/26	30	0.00	106,512.92	0.00	106,512.92	0.00	0.00	0.00	106,512.92	0.00
B	07/01/26 - 07/30/26	30	0.00	69,558.45	0.00	69,558.45	0.00	0.00	0.00	69,558.45	0.00
C	07/01/26 - 07/30/26	30	0.00	93,787.35	0.00	93,787.35	0.00	0.00	0.00	93,787.35	0.00
D	07/01/26 - 07/30/26	30	0.00	50,163.75	0.00	50,163.75	0.00	0.00	0.00	50,163.75	0.00
X-D	07/01/26 - 07/30/26	30	0.00	56,261.64	0.00	56,261.64	0.00	0.00	0.00	56,261.64	0.00
E	07/01/26 - 07/30/26	30	0.00	37,156.88	0.00	37,156.88	0.00	0.00	0.00	37,156.88	0.00
F	07/01/26 - 07/30/26	30	0.00	61,100.54	0.00	61,100.54	0.00	0.00	0.00	61,100.54	0.00
G-RR	07/01/26 - 07/30/26	30	0.00	24,439.60	0.00	24,439.60	0.00	0.00	0.00	24,439.60	0.00
H-RR	07/01/26 - 07/30/26	30	102,077.74	100,814.11	0.00	100,814.11	3,513.74	0.00	0.00	97,300.37	105,906.20
RR
	07/01/26 - 07/30/26	30	1,417.73	31,943.28	0.00	31,943.28	48.80	0.00	0.00	31,894.48	1,470.90
Certificates
RR Interest	07/01/26 - 07/30/26	30	2,913.15	65,637.92	0.00	65,637.92	100.28	0.00	0.00	65,537.65	3,022.41
Totals			106,408.62	2,397,572.41	0.00	2,397,572.41	3,662.82	0.00	0.00	2,393,909.60	110,399.51

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information

Total Available Distribution Amount (1)	3,000,764.75
Non-VRR Available Funds	2,878,633.60
VRR Available Funds	122,131.13
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,408,554.88	Master Servicing Fee	3,025.25
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,232.06
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	334.34
ARD Interest	0.00	Operating Advisor Fee	1,190.24
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	200.60
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,408,554.88	Total Fees	10,982.49

Principal		Expenses/Reimbursements
Scheduled Principal	606,855.14	Reimbursement for Interest on Advances	162.82
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	3,500.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	606,855.14	Total Expenses/Reimbursements	3,662.82

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,393,909.60
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	606,855.15
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,000,764.75
Total Funds Collected	3,015,410.02	Total Funds Distributed	3,015,410.06

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	777,654,157.77	777,654,157.77	Beginning Certificate Balance	777,654,157.39
(-) Scheduled Principal Collections	606,855.14	606,855.14	(-) Principal Distributions	606,855.15
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	777,047,302.63	777,047,302.63	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	777,654,157.77	777,654,157.77	Ending Certificate Balance	777,047,302.24
Ending Actual Collateral Balance	777,047,302.63	777,047,302.63

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.38)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	(0.01)
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.39)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.70%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	7	50,848,828.85	6.54%	48	4.3799	NAP	Defeased	7	50,848,828.85	6.54%	48	4.3799	NAP
$5,000,000 or less	7	25,355,251.73	3.26%	47	3.9703	2.908801	1.40 or less	8	188,355,752.16	24.24%	52	3.7281	1.226422
$5,000,001 to $10,000,000	12	83,018,134.23	10.68%	48	3.5205	2.697893	1.41 to 1.60	0	0.00	0.00%	0	0.0000	0.000000
$10,000,001 to $15,000,000	8	101,658,776.00	13.08%	46	3.3358	2.840830	1.61 to 1.70	1	18,081,869.81	2.33%	50	4.1950	1.650000
$15,000,001 to $25,000,000	6	127,878,408.95	16.46%	45	3.5106	2.699044	1.71 to 2.00	1	2,789,397.20	0.36%	44	4.3800	1.790000
$25,000,001 to $50,000,000	7	253,287,902.87	32.60%	51	3.6258	2.015815	2.01 to 2.50	7	52,347,606.31	6.74%	46	3.4813	2.267541
$50,000,001 or greater	2	135,000,000.00	17.37%	48	3.5331	3.527037	2.51 to 3.50	14	303,323,230.69	39.04%	48	3.5005	2.825152
Totals	49	777,047,302.63	100.00%	48	3.6021	2.569077	3.51 or greater	11	161,300,617.61	20.76%	46	3.3604	4.196743
							Totals	49	777,047,302.63	100.00%	48	3.6021	2.569077
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	9	50,848,828.85	6.54%	48	4.3799	NAP
							Defeased	9	50,848,828.85	6.54%	48	4.3799	NAP
Arkansas	1	36,015,276.47	4.63%	52	3.7175	2.630000
							Industrial	10	163,938,455.11	21.10%	52	3.6407	2.607632
California	12	120,004,058.74	15.44%	47	3.4358	2.837982
							Lodging	6	142,490,173.73	18.34%	43	3.5167	3.830345
Florida	2	7,293,698.05	0.94%	50	4.1950	1.650000
							Mixed Use	13	90,932,659.00	11.70%	48	3.3756	2.939613
Georgia	1	3,671,793.88	0.47%	51	3.6050	2.240000
							Multi-Family	4	28,370,000.00	3.65%	51	3.1429	4.035401
Illinois	1	2,789,397.20	0.36%	44	4.3800	1.790000
							Office	19	393,018,341.73	50.58%	51	3.6406	1.880103
Iowa	2	40,010,444.31	5.15%	52	3.7310	2.660072
							Retail	4	56,697,130.43	7.30%	39	3.6718	2.553724
Kansas	1	23,854,274.05	3.07%	52	3.7175	2.630000
							Self Storage	1	3,671,793.88	0.47%	51	3.6050	2.240000
Kentucky	1	6,196,043.02	0.80%	53	3.4800	2.880000
							Totals	66	777,047,302.63	100.00%	48	3.6021	2.569077
Michigan	2	40,934,775.27	5.27%	52	3.5779	3.274928

Nebraska	2	3,878,344.57	0.50%	51	4.3407	4.135515

Nevada	4	98,350,000.00	12.66%	42	3.5703	3.844606

New Jersey	1	50,286,363.72	6.47%	53	3.8400	1.390000

New Mexico	1	4,617,355.81	0.59%	44	4.1800	3.670000

New York	12	276,979,823.50	35.65%	51	3.5835	1.993207

North Carolina	1	15,897,130.43	2.05%	40	3.5440	2.150000

Ohio	3	14,782,559.22	1.90%	51	3.3220	1.140000

Oregon	1	13,200,000.00	1.70%	49	3.0300	3.750000

Pennsylvania	4	9,390,000.00	1.21%	52	3.3550	2.315187

Tennessee	2	76,994,397.72	9.91%	47	3.3804	2.755301

Texas	3	33,972,817.92	4.37%	44	3.7658	2.881534

Totals	66	777,047,302.63	100.00%	48	3.6021	2.569077

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	50,848,828.85	6.54%	48	4.3799	NAP	Defeased	7	50,848,828.85	6.54%	48	4.3799	NAP
	3.000% or less	2	28,115,886.97	3.62%	52	2.8897	3.439759	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.001% to 3.250%	8	138,650,000.00	17.84%	47	3.1569	3.124414	13 months or greater	42	726,198,473.78	93.46%	48	3.5477	2.641707
	3.251% to 3.500%	6	87,408,602.24	11.25%	52	3.3712	2.607755	Totals	49	777,047,302.63	100.00%	48	3.6021	2.569077
	3.501% to 3.750%	14	300,026,765.59	38.61%	46	3.6210	2.908907
	3.751% to 4.000%	5	126,699,055.58	16.31%	51	3.8310	1.619403
	4.001% to 4.500%	7	45,298,163.40	5.83%	48	4.2143	1.824021
	4.501% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	49	777,047,302.63	100.00%	48	3.6021	2.569077
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	50,848,828.85	6.54%	48	4.3799	NAP	Defeased	7	50,848,828.85	6.54%	48	4.3799	NAP
	84 months or less	42	726,198,473.78	93.46%	48	3.5477	2.641707	Interest Only	22	428,380,000.00	55.13%	47	3.4014	3.148888
85 months to 112 months		0	0.00	0.00%	0	0.0000	0.000000	300 months or less	20	297,818,473.78	38.33%	51	3.7580	1.912182
113 months to 119 months		0	0.00	0.00%	0	0.0000	0.000000	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	120 months or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	49	777,047,302.63	100.00%	48	3.6021	2.569077
	Totals	49	777,047,302.63	100.00%	48	3.6021	2.569077
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	7	50,848,828.85	6.54%	48	4.3799	NAP			No outstanding loans in this group
Underwriter's Information		1	13,730,000.00	1.77%	52	3.3550	2.315187
	12 months or less	40	705,868,473.78	90.84%	48	3.5458	2.670328
	13 months or greater	1	6,600,000.00	0.85%	51	4.1550	0.260000
	Totals	49	777,047,302.63	100.00%	48	3.6021	2.569077
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
11A2-4	30316459	RT	Las Vegas	NV	Actual/360	3.741%	80,531.11	0.00	0.00	N/A	07/01/29	--	25,000,000.00	25,000,000.00	08/01/26
14A2-B	30318668	OF	Various	Various	Actual/360	4.195%	65,417.37	27,440.45	0.00	N/A	10/06/30	--	18,109,310.26	18,081,869.81	08/06/26
4A-13-7	30319065	LO	Las Vegas	NV	Actual/360	3.558%	199,149.17	0.00	0.00	03/05/30	03/05/32	--	65,000,000.00	65,000,000.00	08/05/26
5A1-4	30319066	MU	New York	NY	Actual/360	3.160%	108,844.44	0.00	0.00	N/A	03/06/30	--	40,000,000.00	40,000,000.00	07/06/26
6	30319067	OF	Sacramento	CA	Actual/360	3.377%	115,446.50	0.00	0.00	N/A	12/06/30	--	39,700,000.00	39,700,000.00	08/06/26
7A1	30319068	OF	Cheektowaga	NY	30/360	3.842%	111,874.57	63,757.23	0.00	N/A	12/06/30	--	34,942,602.89	34,878,845.66	08/06/26
10	30319070	MF	Houston	TX	Actual/360	4.585%	108,991.37	47,091.86	0.00	N/A	12/06/30	--	27,605,370.30	27,558,278.44	08/06/26
15	30319071	MU	Redwood City	CA	Actual/360	2.990%	39,393.25	0.00	0.00	N/A	12/01/30	--	15,300,000.00	15,300,000.00	08/01/26
16A2	30319073	IN	Various	OH	Actual/360	3.322%	42,354.44	23,520.72	0.00	N/A	11/06/30	--	14,806,079.94	14,782,559.22	08/06/26
17	30319075	Various Various		Various	Actual/360	3.355%	39,666.35	0.00	0.00	N/A	12/05/30	--	13,730,000.00	13,730,000.00	08/05/26
18	30319076	MF	King City	OR	Actual/360	3.030%	34,441.00	0.00	0.00	N/A	09/01/30	--	13,200,000.00	13,200,000.00	08/01/26
19	30319077	OF	Irvine	CA	Actual/360	2.770%	30,623.32	22,585.85	0.00	N/A	12/01/30	--	12,838,472.82	12,815,886.97	08/01/26
20	30319078	OF	Sacramento	CA	Actual/360	3.655%	37,768.33	0.00	0.00	N/A	12/01/27	--	12,000,000.00	12,000,000.00	08/01/26
23	30319079	MF	Ann Arbor	MI	Actual/360	3.198%	30,292.17	0.00	0.00	N/A	12/06/30	--	11,000,000.00	11,000,000.00	08/06/26
25	30319081	RT	Paramount	CA	Actual/360	3.690%	34,317.00	0.00	0.00	N/A	03/06/30	--	10,800,000.00	10,800,000.00	08/06/26
26	30319082	LO	Waco	TX	Actual/360	4.200%	30,352.45	16,104.18	0.00	N/A	03/06/30	--	8,392,382.96	8,376,278.78	08/06/26
27	30319083	OF	Las Vegas	NV	Actual/360	3.156%	22,692.52	0.00	0.00	N/A	11/06/30	--	8,350,000.00	8,350,000.00	08/06/26
30	30319084	OF	Bronx	NY	Actual/360	3.375%	19,617.19	0.00	0.00	N/A	12/06/30	--	6,750,000.00	6,750,000.00	08/06/26
31	30319085	MU	New York	NY	Actual/360	4.155%	23,614.25	0.00	0.00	N/A	11/06/30	--	6,600,000.00	6,600,000.00	03/06/26
32	30319086	IN	Lexington	KY	Actual/360	3.480%	18,595.84	9,465.57	0.00	N/A	01/01/31	--	6,205,508.59	6,196,043.02	08/01/26
33	30319087	MU	New York	NY	Actual/360	3.375%	18,164.06	0.00	0.00	N/A	12/06/30	--	6,250,000.00	6,250,000.00	08/06/26
34	30319088	IN	San Antonio	TX	Actual/360	3.060%	16,073.50	0.00	0.00	N/A	11/06/30	--	6,100,000.00	6,100,000.00	08/06/26
35	30319089	MU	Oakland	CA	Actual/360	3.763%	18,146.02	0.00	0.00	N/A	12/06/30	--	5,600,000.00	5,600,000.00	08/06/26
36	30319090	LO	Alamogordo	NM	Actual/360	4.180%	16,666.40	12,914.04	0.00	N/A	04/01/30	--	4,630,269.85	4,617,355.81	08/01/26
38	30319091	SS	McDonough	GA	Actual/360	3.605%	11,421.52	7,457.92	0.00	N/A	11/06/30	--	3,679,251.80	3,671,793.88	08/06/26
39	30319092	RT	Gainesville	FL	Actual/360	4.416%	15,495.87	0.00	0.00	N/A	06/06/29	--	4,075,000.00	4,075,000.00	08/06/26
41	30319093	SS	Dallas	TX	Actual/360	3.750%	11,583.61	5,204.33	0.00	N/A	12/01/30	--	3,587,181.71	3,581,977.38	08/01/26
42	30319094	MU	Hastings	NE	Actual/360	4.370%	9,701.47	4,594.60	0.00	N/A	11/06/30	--	2,578,083.32	2,573,488.72	08/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
43	30319095	MU	Schaumburg	IL	Actual/360	4.380%	10,534.64	3,703.40	0.00	N/A	04/06/30	--	2,793,100.60	2,789,397.20	08/06/26
45	30319096	MU	Various	Various	Actual/360	4.283%	8,349.37	4,071.55	0.00	N/A	12/06/30	--	2,263,844.63	2,259,773.08	08/06/26
46	30319097	SS	Kearny	NJ	Actual/360	3.990%	8,174.90	3,269.24	0.00	N/A	01/06/31	--	2,379,306.87	2,376,037.63	08/06/26
13A1-1	30505182	LO	Houston	TX	Actual/360	3.800%	63,892.88	29,298.59	0.00	N/A	03/06/30	--	19,525,837.73	19,496,539.14	08/06/26
29	30506226	OF	Orlando	FL	Actual/360	4.148%	25,508.38	13,370.58	0.00	N/A	09/06/30	--	7,141,426.90	7,128,056.32	08/06/26
40	30506230	SS	Houston	TX	Actual/360	3.900%	12,564.39	6,420.26	0.00	N/A	09/06/30	--	3,741,257.14	3,734,836.88	08/06/26
37A2-B	30506373	RT	Milpitas	CA	Actual/360	3.694%	15,904.72	0.00	0.00	N/A	02/06/30	--	5,000,000.00	5,000,000.00	08/06/26
44	30506508	SS	Houston	TX	Actual/360	4.725%	9,757.38	3,485.42	0.00	N/A	12/06/27	11/06/27	2,398,127.62	2,394,642.20	08/06/26
12A2-1	30506515	OF	New York	NY	Actual/360	3.250%	69,965.28	0.00	0.00	N/A	11/06/30	--	25,000,000.00	25,000,000.00	08/06/26
9A3	30506525	LO	Nashville	TN	Actual/360	3.139%	67,575.69	0.00	0.00	N/A	03/06/30	--	25,000,000.00	25,000,000.00	08/06/26
9A6	30506528	LO	Nashville	TN	Actual/360	3.139%	27,030.28	0.00	0.00	N/A	03/06/30	--	10,000,000.00	10,000,000.00	08/06/26
22A3	30506541	RT	Garner	NC	Actual/360	3.544%	17,407.88	9,682.38	0.00	N/A	12/06/29	--	5,704,176.89	5,694,494.51	08/06/26
22A4	30506542	RT	Garner	NC	Actual/360	3.544%	15,594.56	8,673.80	0.00	N/A	12/06/29	--	5,109,991.72	5,101,317.92	08/06/26
3A1	30506549	IN	Various	Various	Actual/360	3.717%	128,272.23	79,300.78	0.00	N/A	12/06/30	--	40,070,289.49	39,990,988.71	08/06/26
3A3	30506559	IN	Various	Various	Actual/360	3.717%	42,757.41	26,433.59	0.00	N/A	12/06/30	--	13,356,763.40	13,330,329.81	08/06/26
3A5	30506561	IN	Various	Various	Actual/360	3.717%	14,252.47	8,811.20	0.00	N/A	12/06/30	--	4,452,254.24	4,443,443.04	08/06/26
8	30506588	OF	Knoxville	TN	Actual/360	3.720%	102,691.87	63,417.50	0.00	N/A	12/06/30	--	32,057,815.22	31,994,397.72	08/06/26
2A1	30506589	OF	Various	Various	Actual/360	3.840%	110,493.01	53,390.05	0.00	N/A	01/06/31	--	33,415,225.44	33,361,835.39	08/06/26
28	30506590	IN	Chino	CA	Actual/360	3.560%	24,524.44	0.00	0.00	N/A	12/06/30	--	8,000,000.00	8,000,000.00	08/06/26
1A2	30506624	OF	New York	NY	Actual/360	3.510%	211,575.00	0.00	0.00	N/A	01/06/31	--	70,000,000.00	70,000,000.00	08/06/26
2A2	30506655	OF	Various	Various	Actual/360	3.840%	110,493.01	53,390.05	0.00	N/A	01/06/31	--	33,415,225.44	33,361,835.39	08/06/26
Totals							2,408,554.88	606,855.14	0.00				777,654,157.77	777,047,302.63
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
11A2-4	85,850,630.92	21,287,490.48	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
14A2-B	8,628,245.24	2,272,068.02	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4A-13-7	795,164,691.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A1-4	52,929,689.32	0.00	--	--	--	0.00	0.00	108,715.27	108,715.27	0.00	0.00
6	4,017,882.97	1,016,105.41	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7A1	4,385,524.77	854,765.36	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
15	1,793,729.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16A2	5,947,186.89	882,894.40	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,557,126.25	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,169,374.72	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,386,769.74	366,103.52	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,907,719.25	1,819,222.72	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,024,477.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	726,516.36	185,052.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,082,048.58	162,384.48	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
30	820,163.10	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	73,442.00	0.00	--	--	08/06/26	0.00	0.00	23,532.41	116,477.62	298,104.43	0.00
32	671,250.42	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	894,501.51	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	985,498.52	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	553,848.50	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1,366,287.65	1,439,517.96	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
38	515,036.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	744,798.07	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
43	346,729.01	333,795.32	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
45	590,425.80	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
13A1-1	10,639,533.41	11,937,088.16	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
37A2-B	4,413,333.57	4,351,101.21	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
12A2-1	6,340,265.21	1,573,255.88	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9A3	32,527,873.18	6,668,491.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9A6	32,527,873.18	6,668,491.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
22A3	7,737,702.61	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22A4	7,737,702.61	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A1	14,553,527.89	5,690,040.87	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3A3	14,553,527.89	5,690,040.87	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3A5	14,553,527.89	5,690,040.87	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
8	3,583,148.89	3,191,556.38	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2A1	7,712,082.75	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	948,716.18	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A2	13,782,074.34	3,474,645.25	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2A2	7,712,082.75	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	1,154,456,567.18	85,554,151.16				0.00	0.00	132,247.68	225,192.89	298,104.43	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/12/26	0	0.00	0	0.00	1	6,600,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.602139%	3.585716%	48
07/10/26	0	0.00	0	0.00	1	6,600,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.602324%	3.585903%	49
06/12/26	0	0.00	1	6,600,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.602519%	3.586100%	50
05/12/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.602702%	3.586284%	51
04/10/26	1	6,600,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.602895%	3.586479%	52
03/12/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.603076%	3.586661%	53
02/12/26	2	18,600,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.603291%	3.586878%	54
01/12/26	1	6,600,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.603470%	3.587058%	55
12/12/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.603647%	3.587237%	56
11/13/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.603859%	3.587451%	57
10/10/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.604066%	3.587658%	58
09/12/25	1	6,600,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.604284%	3.587878%	59
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
5A1-4	30319066	07/06/26	0	A	108,715.27	108,715.27	0.00	40,000,000.00
31	30319085	03/06/26	4	6	23,532.41	116,477.62	610,760.58	6,600,000.00	06/25/24	3
Totals					132,247.68	225,192.89	610,760.58	46,600,000.00
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		14,394,642	14,394,642	0		0
25 - 36 Months		29,075,000	29,075,000	0		0
37 - 48 Months		136,875,383	136,875,383	0		0
49 - 60 Months		531,702,277	525,102,277	6,600,000		0
> 60 Months		65,000,000	65,000,000	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	777,047,303	770,447,303	0	0	6,600,000	0
Jul-26	777,654,158	771,054,158	0	0	6,600,000	0
Jun-26	778,292,082	771,692,082	0	6,600,000	0	0
May-26	778,894,849	778,894,849	0	0	0	0
Apr-26	779,528,817	772,928,817	6,600,000	0	0	0
Mar-26	780,127,521	780,127,521	0	0	0	0
Feb-26	780,824,174	762,224,174	18,600,000	0	0	0
Jan-26	781,418,621	774,818,621	6,600,000	0	0	0
Dec-25	781,998,669	781,998,669	0	0	0	0
Nov-25	782,580,826	782,580,826	0	0	0	0
Oct-25	783,106,917	783,106,917	0	0	0	0
Sep-25	783,661,202	777,061,202	6,600,000	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
31	30319085	6,600,000.00	6,600,000.00	8,500,000.00	05/26/26	73,442.00	0.26000	06/30/25	11/06/30	I/O
Totals		6,600,000.00	6,600,000.00	8,500,000.00		73,442.00

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
31	30319085	MU	NY	06/25/24	3

8/6/2026 - Loan transferred SS for borrower''s non-cooperation with the cash management provisions and imminent payment default with JPM vacating their space at LXP 7/31/24. The Property is a mixed use building on W 86th St with ground floor retail and 13 multi-family units. The retail space had been dark since covid. Borrower has signed the PNL. Borrower has engaged an advisor who has signed the PNL. Borrower signed the new tenant, a dispensary, without Lender consent and has triggered full recourse. Court appointed a Receiver 2/19/26 while Lender continues trying to enforce the loan documents. Borrowers filed Chapter 11 bankruptcy 4/27/26 which halted the receiver take over. Hearing on Cash Collateral was 6/30/26 with borrower paying the 7/1/26 tax bill from received funds.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1A2	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	64.19	0.00	0.00	0.00
5A1-4	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	98.63	0.00	0.00	0.00
31	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	162.82	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		3,662.82

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Supplemental Notes
Risk Retention

Pursuant to the PSA, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the “U.S. Risk Retention Special Notices” tab for the GS Mortgage Securities Corporation Trust 2020-GSA2 transaction, certain information provided to the Certificate Administrator regarding the Retaining Sponsor's compliance with the Retention Covenant and the Hedging Covenant. Investors should refer to the Certificate Administrator’s website for all such information.

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